Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of deferred tax liability [Abstract]
Concession rights and property, vessels and equipment	$ (638,089)	$ (580,703)
Portion of tax loss carryforwards for subsequent years	338,218	308,380
Inventories and provisions - net	51,657	45,520
Total deferred tax liability	$ (248,214)	$ (226,803)
Percentage of tax losses recoverable	15.00%